Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Basic earnings per share
Net income	$ 3,214	$ 4,095
Dividends on preferred shares and distributions on other equity instruments	(51)	(55)
Net income attributable to non-controlling interests	(2)	(2)
Net income available to common shareholders	$ 3,168	$ 4,039
Weighted average number of common shares (in thousands)	1,382,754	1,421,807
Basic earnings per share (in dollars)	$ 2.29	$ 2.84
Diluted earnings per share
Net income available to common shareholders	$ 3,168	$ 4,039
Weighted average number of common shares (in thousands)	1,382,754	1,421,807
Stock options	1,756	2,195
Issuable under other share-based compensation plans	26	600
Average number of diluted common shares (in thousands)	1,384,536	1,424,602
Diluted earnings per share (in dollars)	$ 2.29	$ 2.84
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 3,212	$ 4,093
Dividends on preferred shares and distributions on other equity instruments	$ (44)	$ (54)